Other financial income / expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other financial income:
Interest on bank deposit	€ 2,865	€ 10,030	€ 14,305
Effect of discounting long term R&D incentives receivables	93	93	93
Currency exchange gain	60,727	4,697	775
Fair value gain on financial assets held at fair value through profit or loss		2,397	5,355
Fair value gain on current financial investments	6,763		611
Gain upon sale of financial assets held at fair value through profit or loss			2
Other finance income	100	1,450	248
Total other financial income	70,548	18,667	21,389
Other financial expenses:
Interest expenses	(11,656)	(9,389)	(1,268)
Effect of discounting long term deferred income	(9,289)	(16,278)	(6,900)
Currency exchange loss	(4,235)	(110,416)	(47,720)
Loss upon sale of financial assets held at fair value through profit or loss		(88)
Fair value loss on current financial investments		(15,901)	(3,700)
Fair value loss on financial assets held at fair value through profit or loss	(4,919)
Other finance charges	(812)	(773)	(380)
Total other financial expense	(30,911)	(152,844)	(59,968)
Total other net financial expense (-)/ income	€ 39,637	€ (134,177)	€ (38,579)